SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash paid during the period for [Abstract]
Interest	$ 88,043	$ 81,947
Taxes	163	3,893
Noncash Activities [Abstract]
Security deposits applied to rent receivables	3,224	0
Maintenance payment liability applied to rent receivables, maintenance rights and other liabilities	4,088	7,574
Other liabilities applied to maintenance payment liability and security deposits	2,457	1,140
Noncash investing activities [Abstract]
Aircraft improvement	4,940	8,257
Noncash activities in connection with purchase of flight equipment	11,807	75,638
Noncash activities in connection with sale of flight equipment	$ 15,711	$ 2,693